UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130


13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard S. Coons
Title:  President
Phone:  (858) 704-1310


Signature, Place and Date of Signing:

/s/ Richard S. Coons               San Diego, CA                5/14/04
--------------------               -------------               ----------
 [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:    126

Form 13F Information Table Value Total:  $154,363
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                                     FORM 13F INFORMATION TABLE
                                                   View Point Investment Partners
                                                           March 31, 2004


COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
                               Title                       Value     Shares/  Sh/  Put/   Invstmt   Other         Voting Authority
Name of Issuer                 of Class          CUSIP     x1000     Prn AMT  Prn  Call    Disc    Managers     Sole   Shared   None
--------------                 --------        ---------   -----     -------  ---  ----    ----    --------     ----   ------   ----

24/7 Real Media Inc            COM NEW         901314203   1,082    149,300   Sh           SOLE      NONE      149,300    0       0
Advanced Micro Devices Inc     COM             007903107   1,623    100,000   Sh           SOLE      NONE      100,000    0       0
Akamai Technologies Inc        COM             00971T101   1,307     99,500   Sh           SOLE      NONE       99,500    0       0
Alkermes Inc                   COM             01642T108   1,829    114,400   Sh           SOLE      NONE      114,400    0       0
Amazon Com Inc                 COM             023135106   1,342     31,000   Sh           SOLE      NONE       31,000    0       0
Amkor Technology Inc           COM             031652100   1,633    111,600   Sh           SOLE      NONE      111,600    0       0
Anadarko Pete Corp             COM             032511107     218      4,200   Sh           SOLE      NONE        4,200    0       0
Apple Computer Inc             COM             037833100   2,136     79,000   Sh           SOLE      NONE       79,000    0       0
Applied Matls Inc              COM             038222105   2,340    109,700   Sh           SOLE      NONE      109,700    0       0
Ask Jeeves Inc                 COM             045174109   1,168     32,700   Sh           SOLE      NONE       32,700    0       0
Atheros Communications Inc     COM             04743P108     864     50,000   Sh           SOLE      NONE       50,000    0       0
Avaya Inc                      COM             053499109     999     62,900   Sh           SOLE      NONE       62,900    0       0
Avnet Inc                      COM             053807103     502     20,500   Sh           SOLE      NONE       20,500    0       0
BJS Wholesale Club Inc         COM             05548J106     916     36,000   Sh           SOLE      NONE       36,000    0       0
Beverley Enterprises Inc       COM NEW         087851309     846    132,200   Sh           SOLE      NONE      132,200    0       0
BioSphere Medical Inc          COM             09066V103     365     76,900   Sh           SOLE      NONE       76,900    0       0
Bioenvision Inc                COM             09059N100     283     28,300   Sh           SOLE      NONE       28,300    0       0
Bon Ton Stores Inc             COM             09776J101     179     11,600   Sh           SOLE      NONE       11,600    0       0
Broadcom Corp                  CL A            111320107     378      9,700   Sh           SOLE      NONE        9,700    0       0
Burlington Res Inc             COM             122014103     840     13,200   Sh           SOLE      NONE       13,200    0       0
Captiva Software Corp Del      COM             14073T109     154     11,100   Sh           SOLE      NONE       11,100    0       0
Caremark RX Inc                COM             141705103   5,815    174,900   Sh           SOLE      NONE      174,900    0       0
Charter One Finl Inc           COM             160903100     559     15,800   Sh           SOLE      NONE       15,800    0       0
Chinadotcom Corp               COM             G2108N109   1,327    153,000   Sh           SOLE      NONE      153,000    0       0
ChipPac Inc                    COM             169657103   3,256    411,600   Sh           SOLE      NONE      411,600    0       0
Chordiant Software             COM             170404107     373     71,100   Sh           SOLE      NONE       71,100    0       0
Cisco Systems                  CL A            17275R102   2,366    100,400   Sh           SOLE      NONE      100,400    0       0
Comerica Inc                   COM             200340107     521      9,600   Sh           SOLE      NONE        9,600    0       0
Conexant Systems Inc           COM             207142100     961    156,700   Sh           SOLE      NONE      156,700    0       0
Costco Whsl Corp New           COM             22160K105     831     22,100   Sh           SOLE      NONE       22,100    0       0
Cubist Pharmaceuticals Inc     COM             229678107     380     41,400   Sh           SOLE      NONE       41,400    0       0
Cummins Inc                    COM             231021106   2,116     36,200   Sh           SOLE      NONE       36,200    0       0
Cypress Semiconductor Corp     COM             232806109     338     16,500   Sh           SOLE      NONE       16,500    0       0
DRS Technologies Inc           COM             23330X100   2,653     94,800   Sh           SOLE      NONE       94,800    0       0
Dell Inc                       COM             24702R101     407     12,100   Sh           SOLE      NONE       12,100    0       0
Digital Theatre Sys Inc        COM             25389G102     630     24,600   Sh           SOLE      NONE       24,600    0       0
E-Trade Financial Group        COM             269246104     489     36,600   Sh           SOLE      NONE       36,600    0       0
Electronic Arts Inc            COM             285512109     317      5,900   Sh           SOLE      NONE        5,900    0       0
Ensco Intl Inc                 COM             26874Q100   1,248     44,300   Sh           SOLE      NONE       44,300    0       0
Flanders Corp                  COM             338494107     654     93,700   Sh           SOLE      NONE       93,700    0       0
Flextronics Intl Ltd           ORD             Y2573F102   3,681    215,400   Sh           SOLE      NONE      215,400    0       0
Gap Inc Del                    COM             364760108     572     26,100   Sh           SOLE      NONE       26,100    0       0
Gemstar - TV Guide Intl Inc    COM             36866W106     754    112,400   Sh           SOLE      NONE      112,400    0       0
GeneLabs Technologies Inc      COM             368706107   4,309  1,602,000   Sh           SOLE      NONE   1 ,602,000    0       0
Genus Inc                      COM             372461103   2,480    656,200   Sh           SOLE      NONE      656,200    0       0
Getty Images Inc               COM             374276103   1,328     24,600   Sh           SOLE      NONE       24,600    0       0
Grey Wolf Inc                  COM             397888108   1,715    414,200   Sh           SOLE      NONE      414,200    0       0
Helix Technology Corp          COM             423319102     849     35,000   Sh           SOLE      NONE       35,000    0       0
Home Depot Inc                 COM             437076102     228      6,100   Sh           SOLE      NONE        6,100    0       0
IPass Inc                      COM             46261V108   1,723    157,600   Sh           SOLE      NONE      157,600    0       0
Imax Corp                      COM             45245E109      98     16,700   Sh           SOLE      NONE       16,700    0       0
Intel Corp                     COM             458140100     345     12,700   Sh           SOLE      NONE       12,700    0       0
Interactive Corp               COM             45840Q101   2,088     66,000   Sh           SOLE      NONE       66,000    0       0
Iron Mtn Inc PA                COM             462846106   1,589     35,600   Sh           SOLE      NONE       35,600    0       0
Island Pac Inc                 COM             464478106     101    100,000   Sh           SOLE      NONE      100,000    0       0
Juniper Networks Inc           COM             48203R104     781     30,000   Sh           SOLE      NONE       30,000    0       0
Kintera Inc                    COM             49720P506     812     51,250   Sh           SOLE      NONE       51,250    0       0
Kroll Inc                      COM             501049100   2,441     90,900   Sh           SOLE      NONE       90,900    0       0
Kulicke & Soffa Inds           COM             501242101     738     63,100   Sh           SOLE      NONE       63,100    0       0
L3 Communication Hldgs Inc     COM             502424104   1,784     30,000   Sh           SOLE      NONE       30,000    0       0
LSI Logic Corp                 PAIRED CTF      502161102   1,306    139,800   Sh           SOLE      NONE      139,800    0       0
La Quinta Corp                 COM             50419U202   2,187    290,100   Sh           SOLE      NONE      290,100    0       0
Laidlaw Intl Inc               COM             50730R102   2,792    191,900   Sh           SOLE      NONE      191,900    0       0
Limited Brands Inc             COM             532716107   2,244    112,200   Sh           SOLE      NONE      112,200    0       0
LionBridge Technologies Inc    COM             536252109     134     13,800   Sh           SOLE      NONE       13,800    0       0
Lockheed Martin Corp           COM             539830109   1,073     23,500   Sh           SOLE      NONE       23,500    0       0
Lyondell Chemical Co           COM             552078107   1,523    102,600   Sh           SOLE      NONE      102,600    0       0
MBNA Corp                      COM             55262L100     597     21,600   Sh           SOLE      NONE       21,600    0       0
MGM Mirage                     COM             552953101   1,750     38,600   Sh           SOLE      NONE       38,600    0       0
Magma Design Automation        COM             559181102     766     36,700   Sh           SOLE      NONE       36,700    0       0
Mandalay Resort Group          COM             562567107   1,678     29,300   Sh           SOLE      NONE       29,300    0       0
Maxtor Corp                    COM NEW         577729205   1,498    183,800   Sh           SOLE      NONE      183,800    0       0
Mentor Graphics Corp           COM             587200106     891     50,000   Sh           SOLE      NONE       50,000    0       0
Microchip Technology Inc       COM             595017104     256      9,700   Sh           SOLE      NONE        9,700    0       0
Micron Technology Inc          COM             595112103   2,433    145,600   Sh           SOLE      NONE      145,600    0       0
Monster Worldwide Inc          COM             611742107     786     30,000   Sh           SOLE      NONE       30,000    0       0
Nabors Industries Ltd          COM             G6359F103   1,528     33,400   Sh           SOLE      NONE       33,400    0       0
Nasdaq 100 TR                  UNIT SER 1      631100104   2,100     58,600   Sh           SOLE      NONE       58,600    0       0
National City Corp             COM             635405103   1,042     29,300   Sh           SOLE      NONE       29,300    0       0
National Commerce Finl Corp    COM             63545P104   2,821     98,600   Sh           SOLE      NONE       98,600    0       0
NeoPharm Inc                   COM             640919106     377     20,100   Sh           SOLE      NONE       20,100    0       0
Nextel Communications Inc      COM             65332V103   2,254     91,400   Sh           SOLE      NONE       91,400    0       0
North Fork Bancorporation NY   COM             659424105     529     12,500   Sh           SOLE      NONE       12,500    0       0
Novell Inc                     COM             670006105     512     45,000   Sh           SOLE      NONE       45,000    0       0
Nuvelo Inc                     COM NEW         67072M301     252     20,067   Sh           SOLE      NONE       20,067    0       0
OSI Pharmaceuticals            COM             671040103     257      6,700   Sh           SOLE      NONE        6,700    0       0
Ocwen Finl Corp                COM             675746101     361     37,300   Sh           SOLE      NONE       37,300    0       0
Onxy Pharmaceuticals Inc       COM             683399109     899     22,200   Sh           SOLE      NONE       22,200    0       0
Openwave Sys Inc               COM NEW         683718308     204     15,300   Sh           SOLE      NONE       15,300    0       0
PETCO Animal Supplies          COM NEW         716016209     986     35,000   Sh           SOLE      NONE       35,000    0       0
PacifiCare Health Sys Del      COM             695112102     261      6,600   Sh           SOLE      NONE        6,600    0       0
PalmOne Inc                    COM             69713P107     321     15,000   Sh           SOLE      NONE       15,000    0       0
Pep Boys Manny Joe & Jack      COM             713278109   1,349     48,600   Sh           SOLE      NONE       48,600    0       0
Power Integration Inc          COM             739276103     877     30,000   Sh           SOLE      NONE       30,000    0       0
Quest Software Inc             COM             74834T103   3,729    228,100   Sh           SOLE      NONE      228,100    0       0
Quiksilver Inc                 COM             74838C106     310     14,200   Sh           SOLE      NONE       14,200    0       0
Radio One Inc                  CL D NON VTG    75040P405     899     48,600   Sh           SOLE      NONE       48,600    0       0
Regional Bk Holdrs TR          DEPOSITRY RCPT  75902E100 T 1,387     10,400   Sh        T  SOLE      NONE       10,400    0       0
Retek Inc                      COM             76128Q109   1,522    201,300   Sh           SOLE      NONE      201,300    0       0
Salem Communications Corp DE   CL A            794093104   3,077    111,900   Sh           SOLE      NONE      111,900    0       0
Semiconductor Hldrs Trust      DEP RCPT        816636203     265      6,700   Sh           SOLE      NONE        6,700    0       0
Sina Corp                      ORD             G81477104   1,335     35,300   Sh           SOLE      NONE       35,300    0       0
Sirius Satellite Radio Inc     COM             82966U103   1,566    460,600   Sh           SOLE      NONE      460,600    0       0
Sohu Com Inc                   COM             83408W103   1,152     46,300   Sh           SOLE      NONE       46,300    0       0
Sports Authority Inc New       COM             84917U109   1,655     41,300   Sh           SOLE      NONE       41,300    0       0
Staples Inc                    COM             855030102     772     30,500   Sh           SOLE      NONE       30,500    0       0
Starbucks Corp                 COM             855244109     674     17,800   Sh           SOLE      NONE       17,800    0       0
Sun Microsystems Inc           COM             866810104   3,289    788,700   Sh           SOLE      NONE      788,700    0       0
SunTrust Bks Inc               COM             867914103     997     14,300   Sh           SOLE      NONE       14,300    0       0
Synaptics Inc                  COM             87157D109     410     23,400   Sh           SOLE      NONE       23,400    0       0
Telik Inc                      COM             87959M109     403     15,000   Sh           SOLE      NONE       15,000    0       0
Timken Co                      COM             887389104   1,563     67,300   Sh           SOLE      NONE       67,300    0       0
US Restaurants Pptys Inc       COM             902971100     469     25,000   Sh           SOLE      NONE       25,000    0       0
Unitedhealth Group Inc         COM             91324P102     303      4,700   Sh           SOLE      NONE        4,700    0       0
United PanAm Financial CP      COM             911301109     217     13,600   Sh           SOLE      NONE       13,600    0       0
Verisign Inc                   COM             92343E102   2,505    151,000   Sh           SOLE      NONE      151,000    0       0
Verizon Communications         COM             92343V104   1,827     50,000   Sh           SOLE      NONE       50,000    0       0
Wabash Natl Corp               COM             929566107     717     30,400   Sh           SOLE      NONE       30,400    0       0
Waddell & Reed Finl Inc        CL A            930059100     319     13,000   Sh           SOLE      NONE       13,000    0       0
Disney Walt Co                 COM DISNEY      254687106     982     39,300   Sh           SOLE      NONE       39,300    0       0
Websense Inc                   COM             947684106     888     30,000   Sh           SOLE      NONE       30,000    0       0
Wellman Inc                    COM             949702104     835    100,000   Sh           SOLE      NONE      100,000    0       0
Western Digital Corp           COM             958102105   3,180    283,200   Sh           SOLE      NONE      283,200    0       0
Williams Sonoma Inc            COM             969904101   1,269     37,100   Sh           SOLE      NONE       37,100    0       0
XM Satellite Radio Hldgs Inc   CL A            983759101     888     31,800   Sh           SOLE      NONE       31,800    0       0
Yahoo Inc                      COM             984332106   1,454     30,000   Sh           SOLE      NONE       30,000    0       0

                                                 Total   154,363


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03409.0001 #486250